Summary of Significant Accounting Policies (Details 4)	Dec. 31, 2025
Partnership Agreement
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	6 years
Trademark
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Marketing Asset
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
GTS Duty Calculator
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years
Minimum | Technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Minimum | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum | Technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Maximum | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years